Segment reporting - Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets [abstract]
Goodwill	$ 205,287	$ 230,210	$ 426,851
Other intangible assets	58,658	62,839	71,619
Property, plant and equipment	917,974	781,606	971,573
Financial assets	91,784	19,717
Inventories	361,231	316,702
Receivables	118,435	223,485
Other assets	62,416	94,874
Cash and cash equivalents	184,472	196,931	116,666
Assets and disposal groups classified as held for sale		92,937
Total assets	2,000,257	2,019,301
Equity and liabilities [abstract]
Equity	937,758	892,042	1,294,973	$ 507,677
Deferred income	3,172	3,949
Provisions	115,492	101,584	$ 90,863
Bank borrowings and other financial liabilities (excluded finance leases)	138,434	509,350
Debt instruments	350,270
Obligations under finance leases	82,633	5,237
Trade payables	205,832	188,444
Other non-trade payables	166,666
Liabilities associated with assets held for sale		107,682
Other liabilities		211,013
Total equity and liabilities	2,000,257	2,019,301
Eliminations
Assets [abstract]
Property, plant and equipment		(83,933)
Financial assets		(110,769)
Inventories		(2,117)
Receivables	(1,175,756)	(354,497)
Other assets	(45,212)	(52,257)
Cash and cash equivalents		(52)
Assets and disposal groups classified as held for sale		92,937
Total assets	(1,220,968)	(510,688)
Equity and liabilities [abstract]
Equity		(28,261)
Deferred income		1
Provisions		(2,337)
Bank borrowings and other financial liabilities (excluded finance leases)		(5,575)
Obligations under finance leases		(81,382)
Trade payables	(1,176,336)	(463,867)
Other non-trade payables	(44,632)
Liabilities associated with assets held for sale		107,682
Other liabilities		(36,949)
Total equity and liabilities	(1,220,968)	(510,688)
Electrometallurgy - North America
Assets [abstract]
Goodwill	205,287	230,210
Other intangible assets	26,724	33,243
Property, plant and equipment	512,003	540,794
Financial assets	16,174
Inventories	100,856	73,901
Receivables	165,006	50,000
Other assets	20,380	37,220
Cash and cash equivalents	10,886	38,389
Total assets	1,057,316	1,003,757
Equity and liabilities [abstract]
Equity	521,819	646,397
Provisions	28,602	29,837
Obligations under finance leases	1,994	3,181
Trade payables	321,710	193,128
Other non-trade payables	183,191
Other liabilities		131,214
Total equity and liabilities	1,057,316	1,003,757
Electrometallurgy - Europe
Assets [abstract]
Other intangible assets	20,381	18,946
Property, plant and equipment	167,314	154,379
Financial assets	69,555	113,157
Inventories	204,240	183,868
Receivables	260,612	275,823
Other assets	22,767	30,050
Cash and cash equivalents	153,967	87,997
Total assets	898,836	864,220
Equity and liabilities [abstract]
Equity	198,059	220,948
Deferred income	2,034	2,229
Provisions	56,654	50,482
Bank borrowings and other financial liabilities (excluded finance leases)	4,918	313,910
Trade payables	584,542	237,286
Other non-trade payables	52,629
Other liabilities		39,365
Total equity and liabilities	898,836	864,220
Electrometallurgy - South Africa
Assets [abstract]
Other intangible assets	1,505	1,355
Property, plant and equipment	64,331	58,559
Inventories	42,478	40,475
Receivables	35,330	34,852
Other assets	41,008	20,285
Cash and cash equivalents	6,912	15,195
Total assets	191,564	170,721
Equity and liabilities [abstract]
Equity	62,933	59,756
Provisions	11,080	11,770
Bank borrowings and other financial liabilities (excluded finance leases)		29,620
Obligations under finance leases		2,055
Trade payables	95,082	49,667
Other non-trade payables	22,469
Other liabilities		17,853
Total equity and liabilities	191,564	170,721
Other segments
Assets [abstract]
Other intangible assets	10,048	9,295
Property, plant and equipment	174,326	111,807
Financial assets	6,055	17,329
Inventories	13,657	20,575
Receivables	833,243	217,307
Other assets	23,473	59,576
Cash and cash equivalents	12,707	55,402
Total assets	1,073,509	491,291
Equity and liabilities [abstract]
Equity	154,947	(6,798)
Deferred income	1,138	1,719
Provisions	19,156	11,832
Bank borrowings and other financial liabilities (excluded finance leases)	133,516	171,395
Debt instruments	350,270
Obligations under finance leases	80,639	81,383
Trade payables	380,834	172,230
Other non-trade payables	(46,991)
Other liabilities		59,530
Total equity and liabilities	$ 1,073,509	$ 491,291